Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Current	$ 107,486	$ 9,471
Loans to equity-accounted investees and joint venture partners - Long-term	146,420	292,209
Long-term debt - non-public (note 8)	(3,417,705)	(6,639,546)
Obligations related to capital leases, including current portion	(1,160,457)	(392,839)
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted investees and joint venture partners - Current	107,486	11,821
Loans to equity-accounted investees and joint venture partners - Long-term	146,420	292,209
Carrying Amount Asset (Liability) | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - public (note 8)	(963,563)	(1,503,472)
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - non-public (note 8)	(2,454,142)	(5,136,074)
Obligations related to capital leases, including current portion	(1,160,457)	(392,839)
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	3,476	10,985
Carrying Amount Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	552,186	805,567
Carrying Amount Asset (Liability) | Recurring | Level 2 | Interest Rate Swap Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	6,081	7,943
Interest rate swap agreements - liabilities	(78,560)	(302,935)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Cross Currency Interest Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	(50,459)	(237,165)
Carrying Amount Asset (Liability) | Recurring | Level 2 | Foreign Currency Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	81	(2,993)
Carrying Amount Asset (Liability) | Recurring | Level 3 | Stock Purchase Warrants | Derivatives Not Designated as a Cash Flow Hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	30,749	575
Carrying Amount Asset (Liability) | Recurring | Level 3 | Time-charter Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	0	208
Carrying Amount Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	0	11,300
Vessels held for sale (note 18b)	16,671	61,282
Long-term investments	0	6,000
Fair Value Asset (Liability) | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - public (note 8)	(979,773)	(1,409,996)
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt - non-public (note 8)	(2,421,273)	(5,009,900)
Obligations related to capital leases, including current portion	(1,148,989)	(400,072)
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	3,459	10,944
Fair Value Asset (Liability) | Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, restricted cash, and marketable securities	552,186	805,567
Fair Value Asset (Liability) | Recurring | Level 2 | Interest Rate Swap Agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	6,081	7,943
Interest rate swap agreements - liabilities	(78,560)	(302,935)
Fair Value Asset (Liability) | Recurring | Level 2 | Cross Currency Interest Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	(50,459)	(237,165)
Fair Value Asset (Liability) | Recurring | Level 2 | Foreign Currency Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency interest swap agreement and foreign currency contracts	81	(2,993)
Fair Value Asset (Liability) | Recurring | Level 3 | Stock Purchase Warrants | Derivatives Not Designated as a Cash Flow Hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrants	30,749	575
Fair Value Asset (Liability) | Recurring | Level 3 | Time-charter Swap Agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement	0	208
Fair Value Asset (Liability) | Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	0	11,300
Vessels held for sale (note 18b)	16,671	61,282
Long-term investments	$ 0	$ 6,000